Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss	$ (655,238)	$ (9,084,815)	$ (5,082,352)	$ (9,918,107)	$ (10,102,266)	$ (2,907,828)
Changes in operating assets and liabilities:
Digital currency					0	(46,976)
Depreciation and amortization			190,247	186,306	248,510	15,862
Related party advances funding operating expense			6,495	222,529	246,425	155,919
Net Cash used in Operating Activities			$ (1,319,815)	(819,936)	$ (1,211,764)	(708,450)
As Filed [Member]
Net Loss				(9,732,672)		(2,907,828)
Changes in operating assets and liabilities:
Digital currency						374
Depreciation and amortization				871
Related party advances funding operating expense						108,569
Net Cash used in Operating Activities				(819,936)		(708,450)
Adjustment [Member]
Net Loss						0
Changes in operating assets and liabilities:
Digital currency						(47,350)
Related party advances funding operating expense						47,350
Net Cash used in Operating Activities						$ 0
Adjustment [Member]
Net Loss				(185,435)
Changes in operating assets and liabilities:
Depreciation and amortization				185,435
Net Cash used in Operating Activities				0
As Restated [Member]
Net Loss				(9,918,107)
Changes in operating assets and liabilities:
Depreciation and amortization				186,306
Net Cash used in Operating Activities				$ (819,936)